INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024
Inventories [Abstract]
Raw materials and spare parts inventories	$ 253,219	$ 170,321
Work in progress(1)	145,395	65,399
Finished goods(1)	1,971,551	874,842
Inventories, total	2,370,165	$ 1,110,562
Work in progress and finished goods	$ 1,121,500